Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts payable - related party		$ 2,147,065		$ 2,147,065		$ 1,457,670	$ 1,125,906
Due to related parties						3,201	3,637
Receivable - related party		1,009,250		1,009,250		1,437,786	208,762
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable - related party						0	297,000
Consulting Services
Related Party Transaction [Line Items]
Related party transaction expense		44,000	$ 44,000	95,000	$ 114,000
Consulting Services | General and Administrative | Related Party [Member]
Related Party Transaction [Line Items]
Related party transaction expense						208,000	1,100,000
Marketing Services
Related Party Transaction [Line Items]
Related party transaction expense		0	$ 0	0	$ 565,000
Accounts payable - related party		0		0		0
Due to related parties		$ 2		$ 2		3,201
Marketing Services | Sales and Marketing | Related Party [Member]
Related Party Transaction [Line Items]
Related party transaction expense						341,000	1,725,000
Keystone Systems LTD | Related Party [Member]
Related Party Transaction [Line Items]
Service income						0	69,000
Receivable - related party						$ 0	41,000
HillCour, LLC | Transitional services
Related Party Transaction [Line Items]
Treasury and banking services expense per month	$ 6,000
Total cost							$ 18,000